Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Concentrations

NOTE 11. CONCENTRATIONS

Our leasing and property management revenue for the three and nine months ended September 30, 2012 and September 30, 2011, respectively, was primarily generated through transactions with two institutional partners who own, directly or through affiliates, a majority of the controlling interests of all but three of our managed healthcare properties. As of September 30, 2012, we managed 22 healthcare properties. Additionally, the development projects with Venture I accounted for $2,883,446, or 48% of our total revenue for the nine months ended September 30, 2012, and $1,745,136, or 42%, of our total revenue for the nine months ended September 30, 2011. As of September 30, 2012, the balance of accounts receivable from projects associated with Venture I was $1,701,053, or 59%, of our total accounts receivable balance. As of December 31, 2011, the balance of accounts receivable from projects associated with Venture I was $3,258,336, or 92%, of our total accounts receivable balance.

NOTE 13. CONCENTRATIONS

The Company’s leasing and property management revenue for the years ended December 31, 2011 and December 31, 2010, respectively, is primarily generated through transactions with two institutional partners who own, directly or through affiliates, a majority of the controlling interests of all but three of our managed healthcare properties. As of December 31, 2011, we managed 20 healthcare properties. Additionally, the development projects with Venture I accounted for $7.2 million, or 68% of the Company’s total revenue for the year ended December 31, 2011, and $3.1 million, or 47% of the Company’s total revenue for the year ended December 31, 2010. As of December 31, 2011, the balance of accounts receivable from projects associated with Venture I was $3.3 million, or 92% of our total accounts receivable balance. As of December 31, 2010, the balance of accounts receivable from projects associated with Venture I was $0.2 million, or 45% of our total accounts receivable balance.